SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		1 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2012	Dec. 19, 2007	Dec. 31, 2013 Trade Receivable [Member]	Dec. 31, 2012 Trade Receivable [Member]	Jun. 30, 2013 Libertyview Special Opportunities Fund L P [Member]	Jul. 18, 2012 Libertyview Special Opportunities Fund L P [Member]	Dec. 31, 2013 Libertyview Special Opportunities Fund L P [Member]	Dec. 31, 2012 Libertyview Special Opportunities Fund L P [Member]	Dec. 31, 2013 Computer Equipment [Member]	Dec. 31, 2013 Office Equipment [Member] Minimum [Member]	Dec. 31, 2013 Office Equipment [Member] Maximum [Member]	Dec. 31, 2013 Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 11	$ 30
Advertising Expense	70	70	74
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	578	31,871	464,256
Weighted average grant-date fair value, Granted	$ 1.35		$ 1.10
Receivables Held-for-sale, Amount	141	350
Gain (Loss) on Sale of Accounts Receivable	141	232
Deferred Gain On Sale Of Accounts Receivables	0	118
Property Plant And Equipment Depreciation Rates												33.00%	6.00%	25.00%
Property, Plant and Equipment, Depreciation Methods															Depreciated evenly over the shorter of the term of the lease or the life of the asset
Cash Fdic Insured Limit	250
Cash In Excess Of Fdic Insured Limit	667	93
Forgiven Convertible Debt										210
Par	0	345									480
Convertible Debt Payable								210	270
Convertible Debt Repayment Description									convertible debt agreement such that the Company would pay $270 of the original debt of $480 that was due in August 2013, in twelve equal monthly installments starting in July 2012. Under the terms of the agreement, the modified amount of $270 would not bear interest and LibertyView could convert the balance of the original debt into the Companys ordinary shares, par value NIS 5.0 per share (Ordinary Shares) at any time at the original conversion price, prior to the last payment in June 2013. Once the Company was to pay all installments, the remaining outstanding balance of the original debt of $480, less any amount converted by LibertyView to Ordinary Shares prior to June 2013, was to be automatically forgiven and was to cease to be outstanding, and the entirety of the original debt was to be considered indefeasibly paid for all intents and purposes.
Warrants for Ordinary Shares				60,000					60,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				0.80	2.00				0.80
Concentration Risk, Percentage						65.00%	52.00%
Concentration Risk Major Customer Number						3	4
Debt Conversion, Original Debt, Amount	0	0	360					480	480
Debt Instrument, Repurchase Amount								6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 321
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	3 years